Pension obligations (Tables)	12 Months Ended
Dec. 31, 2019
Pension Obligations [Abstract]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2019	Dec. 31, 2018
Opening defined benefit obligation:	$211,512	$383,054
Current service costs	9,880	11,032
Past service cost related to the new collective bargaining agreement	-	383
Interest cost	7,156	12,009
Benefits paid from plan	(16,745)	(29,499)
Benefits paid from employer	(934)	(1,998)
Participant contributions	64	98
Effects of movements in exchange rates	10,814	(32,015)
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	-	-
Arising from changes in financial assumptions	30,455	(11,585)
Arising from experience adjustments	(2,258)	(2,112)
Settlement payments from plan assets	(6,307)	(120,018)
Loss on settlement (note 6d)	96	2,163
Closing defined benefit obligation	$243,733	$211,512

Disclosure of detailed information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Active members	$231,959	$200,591
Deferred members	1,555	723
Retired members	10,219	10,198
Closing defined benefit obligation	$243,733	$211,512

Disclosure of detailed information about changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2019	Dec. 31, 2018
Opening fair value of plan assets:	$175,795	$341,432
Interest income	6,170	11,033
Remeasurements losses:
Return on plan assets (excluding amounts included in net interest expense)	21,460	(15,296)
Contributions from the employer	11,952	17,020
Employer direct benefit payments	934	1,998
Contributions from plan participants	64	98
Benefit payment from employer	(934)	(1,998)
Administrative expenses paid from plan assets	(82)	(83)
Benefits paid	(16,745)	(29,499)
Settlement payments from plan assets	(6,307)	(120,018)
Effects of changes in foreign exchange rates	9,812	(28,892)
Closing fair value of plan assets	$202,119	$175,795

Disclosure of detailed information about net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Present value of funded defined benefit obligation	$224,364	$195,283
Fair value of plan assets	(202,119)	(175,795)
Present value of unfunded defined benefit obligation	19,369	16,229
Net liability arising from defined benefit obligation	$41,614	$35,717

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Pension obligation - current (note 14)	$12,015	$11,854
Pension obligation - non-current	29,599	23,863
Total pension obligation	$41,614	$35,717

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Service costs:
Current service cost	$9,880	$11,032
Past service cost	-	383
Loss on settlement (note 6d)	96	2,163
Total service cost	9,976	13,578
Net interest expense	986	976
Administration cost	82	83
Defined benefit pension expense	$11,044	$14,637

Defined contribution pension expense	$1,639	$1,469

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
(Return)/loss on plan assets (excluding amounts included in net interest expense)	$(21,460)	$15,296
Actuarial gains arising from changes in demographic assumptions	-	-
Actuarial losses/(gains) arising from changes in financial assumptions	29,609	(11,585)
Actuarial gains arising from experience adjustments	(2,258)	(2,112)
Defined benefit loss/(gain) related to remeasurement	$5,891	$1,599

Total pension cost	$18,574	$17,705

Disclosure of detailed information about defined benefit plan, assumptions used [Table Text Block]
	2019	2018
Defined benefit cost:
Discount rate - benefit obligations	3.73%	3.45%
Discount rate - service cost	3.75%	3.50%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.1	21.0
Females	23.9	23.7
Defined benefit obligation:
Discount rate	3.08%	3.73%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.2	21.1
Females	23.9	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	23.0	23.0
Females	25.6	25.6

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2019	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1,588	$-	$-	$1,588
Pooled equity funds	76,680	-	-	76,680
Pooled fixed income funds	-	103,646	-	103,646
Alternative investment funds	-	19,438	-	19,438
Balanced funds	-	767	-	767
	$78,268	$123,851	$-	$202,119

December 31, 2018	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$3,072	$-	$-	$3,072
Pooled equity funds	53,329	-	-	53,329
Pooled fixed income funds	-	91,854	-	91,854
Alternative investment funds	-	26,871	-	26,871
Balanced funds	-	669	-	669
	$56,401	$119,394	$-	$175,795